Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended June 30, 2012 and June 30, 2011 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334
Acquisitions	7,424	—	1,291	8,715
Foreign currency translation	208,261	58	6,059	214,378
Goodwill adjustments	(336)	—	25	(311)
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	68,337	(193)	—	68,144
Foreign currency translation	(143,348)	(47)	(5,152)	(148,547)
Goodwill adjustments	(2,857)	—	—	(2,857)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856

Schedule of Finite-Lived Intangible Assets by Major Class
The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of June 30, 2012 and June 30, 2011:

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$118,034	$66,303	$124,015	$61,061
Trademarks	321,019	129,081	319,158	116,995
Customer lists and other	1,247,820	396,271	1,251,271	338,666
Total	$1,686,873	$591,655	$1,694,444	$516,722

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$577	18 years
Trademarks	18,304	18 years
Customer lists and other	40,544	8 years
Total	$59,425	11 years